TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of TRADE RECEIVABLES [Line Items]
Trade receivables	¥ 650,963	¥ 627,865
Less: provision for bad debt allowance	(316,438)	(71,565)	¥ (23,940)
Current trade receivables	¥ 224,114	¥ 532,361